Note 2 - Basis of Presentation (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
	Country of Incorporation	Principal Activity

Sierra Gold & Silver Ltd	USA	Holding Company
Sequoia Gold & Silver Ltd.	Canada	Holding Company